Share-based payments - Additional information (Details)	12 Months Ended
	Aug. 31, 2022 CAD ($) USD ($) $ / shares	Aug. 31, 2021 CAD ($)	Aug. 31, 2020 CAD ($)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted | $	1,664,526
Share-based compensation expense | $	$ 2,699,481	$ 7,121,444	$ 1,312,071
Exercise Price 2.78
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 2.78
Exercise Price 3.70
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	3.70
Minimum.
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 2.78
Expiration period	5 years
Maximum.
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 16.29
Expiration period	10 years